                                    FORM 13F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20524

             Report of the Calendar Quarter Ending December 31, 2002

                       If amended report check here:_____

Name of Institutional Investment Manager:

Appleton Partners, Inc.             S.E.C. File Number 28-6694
--------------------------------------------------------------

Business Address:

45 Milk Street             Boston              MA              02109
--------------------------------------------------------------------
Street                     City                State           Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President           (617)338-0700
---------------------------------------------------------

ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations.  Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 27th day of January 2003.

                                   Appleton Partners, Inc.
                                   --------------------------------------------
                                   (Name of Institutional Investment Mgr.)



                                   s/ Douglas C. Chamberlain
                                   ---------------------------------------------
                                   By: Douglas C. Chamberlain

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     114
Form 13F Information Table Value Total:     167,468,811 (thousands)


List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

         NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.               Form 13F file number               Name

----              --------------------               -------------------

                             APPLETON PARTNERS, INC.
                         DISCRETIONARY OWNERSHIP FOR 13F
                             AS OF December 31, 2002

                                                                                          INVESTMENT                VOTING
                                                                                          DISCRETION               AUTHORITY
                                    TITLE                    FAIR       SHARES OR                    SHARED
                                     OF          CUSIP       MARKET     PRINCIPAL    SOLE   SHARED   OTHER    SOLE   SHARED   NONE
        NAME OF ISSUER              CLASS       NUMBER       VALUE        AMOUNT      (A)     (B)     (C)      (A)     (B)     (C)
-----------------------------      ------     ----------   ---------    ---------    -----   -----   -----    -----   -----   -----
XO COMMUNICATIONS INC CL A         COMMON      983764101         530       10,000      X                        X
DNAPRINT GENOMICS INC COM          COMMON      23324Q103       3,000      100,000      X                        X
ENERGAS RES INC                    COMMON      29265E108       7,000       20,000      X                        X
MASCOTECH INC 4.500% 12/15/03      CONVERT     574670AB1      18,600       20,000      X                        X
BATTLE MOUNTAIN BMG 6.000% 01/     CONVERT     071593AA5      35,500       50,000      X                        X
J.D. WETHERSPOON PLC               COMMON      G5085Y147      36,850       13,750      X                        X
TRIPATH IMAGING INC                COMMON      896942109      44,220       16,500      X                        X
STOCKER & YALE INC                 COMMON      86126T203     104,371       67,336      X                        X
SPRINT CORP 7.125 8/17/04 CONV     PREFERR     852061605     107,091       14,650      X                        X
TELLABS INC                        COMMON      879664100     116,320       16,000      X                        X
BANK OF AMERICA CAP TR II 02/0     PREFERR     055188205     200,184        7,600      X                        X
VODAFONE GROUP PLC SPONS ADR       COMMON      92857W100     200,462       11,063      X                        X
CARLISLE COS INC                   COMMON      142339100     202,762        4,900      X                        X
FEDERATED STOCK TRUST FUND         MUTUAL      313900102     206,813        7,609      X                        X
ING GROUP 12/31/49 7.05%           PREFERR     456837202     213,435        8,500      X                        X
CONOCOPHILLIPS                     COMMON      20825C104     228,643        4,725      X                        X
SANMINA-SCI CORP                   COMMON      800907107     234,679       52,267      X                        X
AUTOMATIC DATA PROCESSING          COMMON      053015103     240,406        6,125      X                        X
ILLINOIS TOOL WKS                  COMMON      452308109     241,733        3,727      X                        X
SCHEIN HENRY INC                   COMMON      806407102     247,500        5,500      X                        X
WELLS FARGO CAP IV PFD GTD CAP     PREFERR     94976Y207     261,261        9,900      X                        X
SEA CONTAINERS LTD CL A            COMMON      811371707     262,095       29,350      X                        X
SCHERING PLOUGH CORP               COMMON      806605101     265,112       11,942      X                        X
BELLSOUTH CORP                     COMMON      079860102     275,438       10,647      X                        X
SPDR TR UNIT SER 1                 COMMON      78462F103     277,924        3,150      X                        X
BEST BUY INC                       COMMON      086516101     282,579       11,701      X                        X


                                                                                          INVESTMENT                VOTING
                                                                                          DISCRETION               AUTHORITY
                                    TITLE                    FAIR       SHARES OR                    SHARED
                                     OF          CUSIP       MARKET     PRINCIPAL    SOLE   SHARED   OTHER    SOLE   SHARED   NONE
        NAME OF ISSUER              CLASS       NUMBER       VALUE        AMOUNT      (A)     (B)     (C)      (A)     (B)     (C)
-----------------------------      ------     ----------   ---------    ---------    -----   -----   -----    -----   -----   -----
T. ROWE PRICE INTL FUND            MUTUAL      77956H203     289,248       32,573      X                        X
NORTHERN TRUST CORP                COMMON      665859104     294,420        8,400      X                        X
ABBOTT LABS                        COMMON      002824100     297,600        7,440      X                        X
DU PONT E I DE NEMOURS             COMMON      263534109     306,043        7,218      X                        X
CONAGRA INC                        COMMON      205887102     317,627       12,700      X                        X
PHARMACIA CORP                     COMMON      71713U102     319,436        7,642      X                        X
ORACLE SYS CORP                    COMMON      68389X105     320,252       29,653      X                        X
CHEVRONTEXACO CORPORATION          COMMON      166764100     325,553        4,897      X                        X
ING GROUP NV SERIES 7.2%           PREFERR     456837301     341,280       13,500      X                        X
TEVA PHARMACEUTICAL INDS LTD A     COMMON      881624209     348,455        9,025      X                        X
NOKIA CORP ADR                     COMMON      654902204     369,939       23,867      X                        X
TARGET CORP                        COMMON      87612E106     408,900       13,630      X                        X
ROYAL DUTCH PETRO                  COMMON      780257804     418,894        9,516      X                        X
AMGEN INC                          COMMON      031162100     438,299        9,067      X                        X
LABORATORY CORP AMER HLDGS         COMMON      50540R409     452,948       19,490      X                        X
HARLEY DAVIDSON INC                COMMON      412822108     464,310       10,050      X                        X
FEDERATED INVESTORS                COMMON      314211103     473,785       18,675      X                        X
TERADYNE INC                       COMMON      880770102     476,452       36,622      X                        X
EXPRESS SCRIPTS INC                COMMON      302182100     480,640       10,005      X                        X
COLGATE PALMOLIVE CO               COMMON      194162103     506,946        9,669      X                        X
FANNIE MAE                         COMMON      313586109     517,664        8,047      X                        X
TENET HEALTHCARE CORP              COMMON      88033G100     560,060       34,150      X                        X
OFFICE DEPOT                       COMMON      676220106     569,249       38,567      X                        X
PATTERSON DENTAL CO                COMMON      703412106     619,796       14,170      X                        X
3M COMPANY                         COMMON      88579Y101     623,528        5,057      X                        X
ML CAPITAL TRUST 7.280% PFD        PREFERR     59021K205     637,389       24,300      X                        X
SCRIPPS (E.W)                      COMMON      811054204     653,690        8,495      X                        X
NAUTILUS GROUP INC                 COMMON      63910B102     659,810       49,387      X                        X
DISNEY (WALT) COMPANY              COMMON      254687106     665,905       40,828      X                        X
WEATHERFORD INTL LTD               COMMON      G95089101     751,682       18,825      X                        X
MASCO CORP                         COMMON      574599106     775,482       36,840      X                        X
BP P.L.C. ADR                      COMMON      055622104     792,390       19,493      X                        X
VERIZON COMMUNICATIONS             COMMON      92343V104     829,754       21,413      X                        X
CENTEX CORP COM                    COMMON      152312104     839,595       16,725      X                        X
CONCORD EFS INC                    COMMON      206197105     856,256       54,400      X                        X
WASHINGTON MUTUAL INC              COMMON      939322103     862,041       24,965      X                        X
SUN MICROSYSTEMS INC               COMMON      866810104     893,556      287,317      X                        X



                                                                                          INVESTMENT                VOTING
                                                                                          DISCRETION               AUTHORITY
                                    TITLE                    FAIR       SHARES OR                    SHARED
                                     OF          CUSIP       MARKET     PRINCIPAL    SOLE   SHARED   OTHER    SOLE   SHARED   NONE
        NAME OF ISSUER              CLASS       NUMBER       VALUE        AMOUNT      (A)     (B)     (C)      (A)     (B)     (C)
-----------------------------      ------     ----------   ---------    ---------    -----   -----   -----    -----   -----   -----
TEXAS INSTRUMENTS                  COMMON      882508104   1,007,471       67,120      X                        X
COCA COLA CO                       COMMON      191216100   1,010,687       23,054      X                        X
BRISTOL MYERS SQUIBB CO            COMMON      110122108   1,053,603       45,512      X                        X
I B M                              COMMON      459200101   1,054,000       13,600      X                        X
MEDTRONIC INC                      COMMON      585055106   1,128,782       24,754      X                        X
SBC COMMUNICATIONS INC             COMMON      78387G103   1,162,883       42,895      X                        X
CHECK POINT SOFTWARE TECHNOLOG     COMMON      M22465104   1,202,968       92,750      X                        X
POLARIS INDS INC                   COMMON      731068102   1,383,487       23,609      X                        X
WELLS FARGO COMPANY                COMMON      949746101   1,393,398       29,729      X                        X
OMNICOM GROUP                      COMMON      681919106   1,416,355       21,925      X                        X
FOREST LABS INC                    COMMON      345838106   1,510,133       30,750      X                        X
SCHLUMBERGER LTD                   COMMON      806857108   1,513,893       35,968      X                        X
TOLL BROTHERS                      COMMON      889478103   1,545,098       76,490      X                        X
APOLLO GROUP INC CL A              COMMON      037604105   1,566,400       35,600      X                        X
BISYS GROUP INC                    COMMON      055472104   1,616,076      101,640      X                        X
QUANTUM CORP 7.000% 08/01/04       CONVERT     747906AC9   1,640,790    1,854,000      X                        X
WYETH PHARMACEUTICALS              COMMON      983024100   1,659,775       44,379      X                        X
SYMANTEC CORP                      COMMON      871503108   1,787,909       44,135      X                        X
QUEST DIAGNOSTICS INC              COMMON      74834L100   1,840,715       32,350      X                        X
CISCO SYS INC                      COMMON      17275R102   1,899,159      144,974      X                        X
LOWES COS INC                      COMMON      548661107   2,018,625       53,830      X                        X
FLEXTRONICS                        COMMON      Y2573F102   2,101,308      256,570      X                        X
HOME DEPOT INC                     COMMON      437076102   2,205,132       91,804      X                        X
PEPSICO INC                        COMMON      713448108   2,287,311       54,176      X                        X
APPLIED MATLS INC                  COMMON      038222105   2,369,610      181,858      X                        X
GILLETTE CO                        COMMON      375766102   2,486,150       81,889      X                        X
PHARMACEUTICAL PROD DEV INC        COMMON      717124101   2,497,463       85,325      X                        X
CITIGROUP                          COMMON      172967101   2,779,271       78,979      X                        X
WAL MART STORES INC                COMMON      931142103   2,787,596       55,189      X                        X
PULTE HOMES INC                    COMMON      745867101   2,855,685       59,655      X                        X
BANK OF AMERICA CORP               COMMON      060505104   2,856,475       41,059      X                        X
PROCTER & GAMBLE COMPANY           COMMON      742718109   2,889,475       33,622      X                        X
AMERICAN EXPRESS CO                COMMON      025816109   2,899,160       82,013      X                        X
UNITED TECHNOLOGIES CORP           COMMON      913017109   2,923,630       47,201      X                        X
MOHAWK INDS INC                    COMMON      608190104   2,925,521       51,370      X                        X
STATE STREET CORP                  COMMON      857477103   2,946,216       75,544      X                        X
AMERICAN INTL GROUP INC            COMMON      026874107   2,971,986       51,374      X                        X


                                                                                          INVESTMENT                VOTING
                                                                                          DISCRETION               AUTHORITY
                                    TITLE                    FAIR       SHARES OR                    SHARED
                                     OF          CUSIP       MARKET     PRINCIPAL    SOLE   SHARED   OTHER    SOLE   SHARED   NONE
        NAME OF ISSUER              CLASS       NUMBER       VALUE        AMOUNT      (A)     (B)     (C)      (A)     (B)     (C)
-----------------------------      ------     ----------   ---------    ---------    -----   -----   -----    -----   -----   -----
LILLY, ELI AND COMPANY             COMMON      532457108   3,243,136       51,073      X                        X
CVS CORP                           COMMON      126650100   3,383,160      135,489      X                        X
AVON PRODS INC                     COMMON      054303102   3,446,872       63,985      X                        X
FLEETBOSTON FINANCIAL CORP         COMMON      339030108   3,546,172      145,933      X                        X
MERCK & CO INC                     COMMON      589331107   3,848,971       67,991      X                        X
BRINKER INTL                       COMMON      109641100   3,974,651      123,245      X                        X
MICROSOFT CORP                     COMMON      594918104   4,642,763       89,802      X                        X
MERRILL LYNCH & CO                 COMMON      590188108   4,877,258      128,518      X                        X
INTEL CORP                         COMMON      458140100   4,926,395      316,403      X                        X
PFIZER INC                         COMMON      717081103   5,109,348      167,136      X                        X
JOHNSON & JOHNSON                  COMMON      478160104   5,857,237      109,053      X                        X
TRIBUNE CO                         COMMON      896047107   6,308,439      138,769      X                        X
GENERAL ELECTRIC                   COMMON      369604103   6,570,799      269,848      X                        X
EXXON MOBIL CORPORATION            COMMON      30231G102  10,466,032      299,543      X                        X

                                                                    167,468,811